Loss Per Share	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Loss Per Share [Abstract]
Loss per share

11.    Loss per share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the parent by the weighted average number of common shares outstanding.

The potential effect of dilution from outstanding stock options, convertible preferred stocks, warrants, and put and call options were excluded from the calculation of the diluted loss per common share since the Company incurred losses and the inclusion of these instruments would have an antidilutive effect.

21.    Loss per share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the parent by the weighted average number of common shares outstanding.

The following table reflects the calculation of net loss attributable to equity holders of the parent and the computation of basic and diluted loss per share for the periods indicated:

		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Loss attributable to equity holders of the parent	(47,992,097)	(69,318,848)	(46,959,038)
Weighted average number of common shares basic and diluted	167,610	134,913	64,946
Basic and diluted loss per common share	(286.33)	(513.80)	(723.05)

The effect of dilution from outstanding stock options, convertible preferred stocks, credit facility, convertible loans, warrants, put and call options and contingent consideration payable were excluded from the calculation of the weighted average number of common shares for diluted loss per common share for the years ended September 30, 2023 and 2022 as they are antidilutive.

	Year ended September 30,
	2023	2022
Outstanding employee stock option	441,662	1,710,022
Convertible preferred stock	6,581,392	5,976,388
Warrants	13,890	13,890
Put and call options recognized as other component of equity	94,931	94,931
Conversion options	2,200,053	—